Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000005580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 20,441	$ 20,441	$ 20,441	$ 17,461	$ 17,351	$ 18,083	$ 14,585	$ 13,439	$ 12,995	$ 12,011	$ 10,626	$ 10,757
Average Annual Return, Percent	15.16%	8.42%	7.41%
C000005580 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	16.16%	8.42%	7.41%
C000199764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 22,408	$ 22,408	$ 22,408	19,077	18,905	19,491	15,550	14,172	13,555	12,391	10,849	10,867
Average Annual Return, Percent	17.46%	9.60%	8.40%
C000005581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,321	$ 22,321	$ 22,321	19,014	18,857	19,453	15,529	14,161	13,549	12,391	10,849	10,867
Average Annual Return, Percent	17.39%	9.53%	8.36%
C000005582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 20,952	$ 20,952	$ 20,952	17,968	17,925	18,612	14,956	13,718	13,212	12,161	10,716	10,801
Average Annual Return, Percent	16.60%	8.84%	7.68%
C000005578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 20,585	$ 20,585	$ 20,585	17,584	17,473	18,074	14,463	13,229	12,692	11,643	10,222	10,268
Average Annual Return, Percent	10.92%	8.07%	7.49%
C000005578 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	17.07%	9.24%	8.07%
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 22,398	$ 22,398	$ 22,398	18,128	17,975	19,283	13,594	12,894	13,063	11,681	9,938	10,508
Average Annual Return, Percent	23.56%	11.68%	8.40%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	$ 11,329	$ 11,329	11,183	11,428	12,452	12,502	11,426	10,739	10,780	10,612	10,303
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Sixty MSCI All Country World Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 17,445	$ 17,445	$ 17,445	$ 15,264	$ 15,282	$ 16,472	$ 13,336	$ 12,392	$ 12,144	$ 11,361	$ 10,241	$ 10,436
Average Annual Return, Percent	14.29%	7.08%	5.72%